Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.22%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 0.849% (SOFR + 0.75%) 10/25/33 #, •	83,004	$ 82,228
Series 2021-DNA5 M1 144A 0.749% (SOFR + 0.65%) 1/25/34 #, •	22,243	22,203
Total Agency Collateralized Mortgage Obligations (cost $105,247)		104,431

Convertible Bond — 0.15%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	79,000	71,258
Total Convertible Bond (cost $69,074)		71,258

Corporate Bonds — 91.65%
Banking — 16.90%
Ally Financial
4.70% 5/15/26 μ, ψ	255,000	240,831
5.75% 11/20/25	380,000	399,930
Bank of America
2.482% 9/21/36 μ	775,000	667,538
2.551% 2/4/28 μ	105,000	100,429
2.972% 2/4/33 μ	120,000	112,568

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	350,000	359,275
Citigroup 4.00% 12/10/25 μ, ψ	250,000	240,625
Credit Agricole 144A 2.811% 1/11/41 #	300,000	248,532
Credit Suisse Group
144A 5.25% 2/11/27 #, μ, ψ	200,000	185,500
144A 6.375% 8/21/26 #, μ, ψ	210,000	207,810
Goldman Sachs Group
1.542% 9/10/27 μ	400,000	366,129
3.102% 2/24/33 μ	40,000	37,746
3.615% 3/15/28 μ	290,000	289,955

JPMorgan Chase & Co. 1.47% 9/22/27 μ	680,000	627,433
Morgan Stanley
1.928% 4/28/32 μ	165,000	142,815
2.484% 9/16/36 μ	810,000	695,806

NatWest Group 4.60% 6/28/31 μ, ψ	200,000	176,500
PNC Bank 4.05% 7/26/28	250,000	257,142
State Street
1.684% 11/18/27 μ	110,000	103,360
2.203% 2/7/28 μ	140,000	134,314
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 10/28/26	100,000	$ 93,063
2.10% 5/15/28	355,000	324,245
4.00% 5/15/26 μ, ψ	530,000	490,913

Truist Bank 2.636% 9/17/29 μ	445,000	437,846
Truist Financial 4.95% 9/1/25 μ, ψ	395,000	405,468
US Bancorp
2.215% 1/27/28 μ	80,000	76,506
2.491% 11/3/36 μ	115,000	103,321
2.677% 1/27/33 μ	85,000	80,903
3.70% 1/15/27 μ, ψ	115,000	104,363
Wells Fargo & Co.
3.526% 3/24/28 μ	65,000	64,922
3.90% 3/15/26 μ, ψ	280,000	268,569

Westpac Banking 3.133% 11/18/41	140,000	120,421
		8,164,778
Basic Industry — 3.60%
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	119,846
Newmont
2.25% 10/1/30	165,000	151,004
2.60% 7/15/32	70,000	64,489
2.80% 10/1/29	395,000	378,336

Nucor 3.125% 4/1/32	100,000	96,778
Sherwin-Williams 2.90% 3/15/52	345,000	283,583
Steel Dynamics 1.65% 10/15/27	100,000	90,988
Suzano Austria 3.125% 1/15/32	285,000	252,963
Westlake 3.125% 8/15/51	365,000	301,241
		1,739,228
Brokerage — 2.65%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	325,000	290,779
Charles Schwab
5.00% 6/1/27 μ, ψ	115,000	114,862
5.375% 6/1/25 μ, ψ	180,000	186,300
Jefferies Group
2.625% 10/15/31	300,000	270,987
6.45% 6/8/27	275,000	310,670
6.50% 1/20/43	90,000	108,167
		1,281,765
Capital Goods — 3.82%
Amcor Flexibles North America 2.69% 5/25/31	220,000	202,351
Amphenol 2.20% 9/15/31	195,000	173,703
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	180,460
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	363,593
Boeing 3.75% 2/1/50	60,000	53,614
NQ-FL9 [3/22] 5/22 (2218554)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Madison IAQ 144A 4.125% 6/30/28 #	75,000	$ 69,217
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	130,228
Teledyne Technologies 2.25% 4/1/28	405,000	376,504
Waste Connections 2.95% 1/15/52	100,000	85,578
Weir Group 144A 2.20% 5/13/26 #	225,000	210,449
		1,845,697
Communications — 12.92%
Altice France
144A 5.125% 1/15/29 #	200,000	179,540
144A 5.50% 10/15/29 #	130,000	116,823

AMC Networks 4.75% 8/1/25	156,000	155,708
AT&T
3.10% 2/1/43	421,000	364,527
3.50% 9/15/53	395,000	348,099
CCO Holdings
144A 4.50% 6/1/33 #	35,000	31,464
144A 4.75% 2/1/32 #	150,000	139,908

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	162,838
Charter Communications Operating
3.85% 4/1/61	360,000	290,557
4.40% 12/1/61	85,000	74,296

Comcast 3.20% 7/15/36	580,000	555,928
Crown Castle International
1.05% 7/15/26	100,000	90,484
2.10% 4/1/31	136,000	117,813

CSC Holdings 144A 4.50% 11/15/31 #	200,000	179,539
Directv Financing 144A 5.875% 8/15/27 #	150,000	147,761
Discovery Communications 4.00% 9/15/55	283,000	245,209
Magallanes
144A 3.755% 3/15/27 #	220,000	219,967
144A 4.054% 3/15/29 #	35,000	35,214
144A 4.279% 3/15/32 #	40,000	40,228
144A 5.141% 3/15/52 #	430,000	440,952

Netflix 4.875% 4/15/28	115,000	120,785
Rogers Communications
144A 3.80% 3/15/32 #	75,000	74,513
144A 4.55% 3/15/52 #	95,000	94,721

Time Warner Cable 7.30% 7/1/38	200,000	243,350
Time Warner Entertainment 8.375% 3/15/23	290,000	305,475
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	205,000	$ 173,833
3.375% 4/15/29	305,000	290,512
144A 3.375% 4/15/29 #	230,000	219,075
Verizon Communications
3.875% 3/1/52	125,000	125,982
4.50% 8/10/33	425,000	457,120

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	198,821
		6,241,042
Consumer Cyclical — 4.65%
ADT Security 144A 4.875% 7/15/32 #	139,000	128,164
Aptiv 3.10% 12/1/51	569,000	453,628
AutoNation
1.95% 8/1/28	205,000	183,892
2.40% 8/1/31	115,000	100,312
3.85% 3/1/32	80,000	77,556

Daimler Trucks Finance North America 144A 2.375% 12/14/28 #	215,000	195,921
Ford Motor 3.25% 2/12/32	135,000	120,799
Ford Motor Credit 2.90% 2/16/28	200,000	181,179
General Motors 6.60% 4/1/36	209,000	243,339
General Motors Financial
3.10% 1/12/32	35,000	31,501
5.70% 9/30/30 μ, ψ	150,000	157,718

Levi Strauss & Co. 144A 3.50% 3/1/31 #	110,000	100,967
Lowe's 2.80% 9/15/41	270,000	232,013
Prime Security Services Borrower 144A 3.375% 8/31/27 #	42,000	38,480
		2,245,469
Consumer Non-Cyclical — 5.92%
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	330,000	354,824
Baxter International 144A 3.132% 12/1/51 #	255,000	218,835
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	187,039
Bristol-Myers Squibb 3.70% 3/15/52	125,000	126,001
Bunge Finance 2.75% 5/14/31	290,000	267,279
CVS Health 2.70% 8/21/40	394,000	336,944
HCA 144A 3.125% 3/15/27 #	100,000	97,867
JBS USA LUX 144A 3.00% 2/2/29 #	128,000	118,659
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	180,000	166,729
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	299,026

2    NQ-FL9 [3/22] 5/22 (2218554)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma 3.35% 9/2/51	180,000	$ 144,824
Sodexo 144A 1.634% 4/16/26 #	260,000	244,831
Tenet Healthcare 144A 4.25% 6/1/29 #	140,000	134,408
Viatris 4.00% 6/22/50	191,000	161,088
		2,858,354
Electric — 10.05%
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	93,639
CMS Energy 4.75% 6/1/50 μ	190,000	188,575
Commonwealth Edison 2.75% 9/1/51	195,000	166,575
Duke Energy
2.55% 6/15/31	200,000	183,170
3.25% 1/15/82 μ	95,000	84,283

Duke Energy Carolinas 3.55% 3/15/52	25,000	24,766
Edison International 5.375% 3/15/26 μ, ψ	105,000	101,561
Entergy Texas 3.55% 9/30/49	115,000	108,707
Eversource Energy 2.90% 3/1/27	105,000	103,065
Fells Point Funding Trust 144A 3.046% 1/31/27 #	200,000	192,052
FirstEnergy Transmission 144A 4.55% 4/1/49 #	95,000	91,037
IPALCO Enterprises 4.25% 5/1/30	145,000	145,470
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	166,819
NextEra Energy Capital Holdings 3.00% 1/15/52	135,000	115,589
NRG Energy
144A 2.45% 12/2/27 #	100,000	92,410
144A 3.375% 2/15/29 #	85,000	75,710
144A 3.625% 2/15/31 #	70,000	61,673
144A 3.75% 6/15/24 #	115,000	114,644
144A 4.45% 6/15/29 #	185,000	185,364

Oglethorpe Power 3.75% 8/1/50	215,000	202,883
Pacific Gas and Electric
2.10% 8/1/27	275,000	247,561
3.30% 8/1/40	45,000	36,927
4.60% 6/15/43	135,000	120,259
4.95% 7/1/50	130,000	122,957

PacifiCorp 2.90% 6/15/52	580,000	509,386
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	150,540
San Diego Gas & Electric 3.32% 4/15/50	120,000	112,215
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.45% 2/1/52	65,000	$ 58,555
4.125% 3/1/48	120,000	118,557
4.875% 3/1/49	155,000	165,447

Southwestern Electric Power 3.25% 11/1/51	167,000	144,176
Union Electric 3.90% 4/1/52	145,000	150,200
Vistra Operations
144A 3.55% 7/15/24 #	274,000	271,605
144A 3.70% 1/30/27 #	156,000	149,962
		4,856,339
Energy — 8.87%
BP Capital Markets 4.875% 3/22/30 μ, ψ	430,000	432,419
BP Capital Markets America 2.939% 6/4/51	145,000	124,365
Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	324,679
ConocoPhillips 3.80% 3/15/52	135,000	137,700
Continental Resources 4.375% 1/15/28	395,000	401,051
Devon Energy 4.75% 5/15/42	145,000	153,756
Diamondback Energy
3.125% 3/24/31	290,000	277,454
4.25% 3/15/52	70,000	69,362
Enbridge
1.60% 10/4/26	120,000	111,091
2.50% 8/1/33	50,000	44,492
5.75% 7/15/80 μ	195,000	202,312
Energy Transfer
6.25% 4/15/49	140,000	161,266
6.50% 11/15/26 μ, ψ	385,000	379,341

Enterprise Products Operating 3.30% 2/15/53	175,000	149,892
EQM Midstream Partners 144A 4.75% 1/15/31 #	150,000	140,476
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	200,000	181,139
NuStar Logistics 5.625% 4/28/27	153,000	150,024
ONEOK 7.50% 9/1/23	290,000	305,084
Targa Resources Partners
4.00% 1/15/32	95,000	91,538
4.875% 2/1/31	155,000	156,761

TransCanada PipeLines 2.50% 10/12/31	195,000	177,111
Valero Energy 3.65% 12/1/51	125,000	110,643
		4,281,956
NQ-FL9 [3/22] 5/22 (2218554)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 4.25%
AerCap Ireland Capital DAC
3.00% 10/29/28	300,000	$ 277,238
3.40% 10/29/33	300,000	269,492
6.50% 7/15/25	150,000	158,970
Air Lease
2.875% 1/15/32	150,000	134,482
4.125% 12/15/26 μ, ψ	90,000	76,725
Aviation Capital Group
144A 1.95% 1/30/26 #	143,000	131,509
144A 3.50% 11/1/27 #	300,000	284,458
144A 5.50% 12/15/24 #	355,000	365,727
Avolon Holdings Funding
144A 2.75% 2/21/28 #	160,000	142,565
144A 3.25% 2/15/27 #	80,000	75,374
144A 4.25% 4/15/26 #	140,000	138,258
		2,054,798
Insurance — 5.30%
Aon 2.90% 8/23/51	110,000	91,549
Arthur J Gallagher & Co. 3.50% 5/20/51	525,000	468,508
Athene Global Funding 144A 1.985% 8/19/28 #	140,000	123,201
Athene Holding
3.45% 5/15/52	125,000	105,849
3.95% 5/25/51	115,000	105,437

Berkshire Hathaway Finance 3.85% 3/15/52	175,000	179,174
Brighthouse Financial
3.85% 12/22/51	90,000	75,276
4.70% 6/22/47	288,000	280,849

Brown & Brown 4.95% 3/17/52	132,000	141,337
Centene 4.625% 12/15/29	115,000	116,132
Equitable Holdings 4.95% 9/15/25 μ, ψ	115,000	113,275
Global Atlantic 144A 4.70% 10/15/51 #, μ	200,000	189,500
Hartford Financial Services Group 2.90% 9/15/51	135,000	111,468
Humana 1.35% 2/3/27	46,000	41,739
Jackson Financial
144A 3.125% 11/23/31 #	120,000	109,398
144A 4.00% 11/23/51 #	115,000	97,467

MetLife 3.85% 9/15/25 μ, ψ	75,000	74,152
Prudential Financial 3.70% 10/1/50 μ	145,000	133,422
		2,557,733
Natural Gas — 1.46%
Atmos Energy 2.85% 2/15/52	115,000	98,030
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)
Sempra Energy
4.125% 4/1/52 μ	180,000	$ 168,497
4.875% 10/15/25 μ, ψ	325,000	327,438

Southern California Gas 2.95% 4/15/27	114,000	112,565
		706,530
Real Estate Investment Trusts — 2.60%
American Homes 4 Rent 3.625% 4/15/32	70,000	68,262
Corporate Office Properties
2.00% 1/15/29	160,000	141,001
2.75% 4/15/31	210,000	188,833

CubeSmart 2.25% 12/15/28	130,000	118,242
Extra Space Storage 2.35% 3/15/32	350,000	307,772
Global Net Lease 144A 3.75% 12/15/27 #	123,000	113,374
Host Hotels & Resorts 2.90% 12/15/31	130,000	116,336
MPT Operating Partnership 3.50% 3/15/31	130,000	120,954
Public Storage 1.85% 5/1/28	85,000	78,321
		1,253,095
Technology — 6.67%
Autodesk 2.40% 12/15/31	185,000	165,268
Broadcom 144A 3.469% 4/15/34 #	310,000	287,749
Broadridge Financial Solutions 2.60% 5/1/31	319,000	289,374
CDW 3.276% 12/1/28	565,000	533,233
Clarivate Science Holdings 144A 3.875% 7/1/28 #	149,000	142,322
CoStar Group 144A 2.80% 7/15/30 #	175,000	160,199
Global Payments
2.15% 1/15/27	90,000	84,617
2.90% 11/15/31	340,000	310,180

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	160,000	150,239
Marvell Technology
1.65% 4/15/26	210,000	195,422
2.45% 4/15/28	110,000	101,361

Micron Technology 2.703% 4/15/32	105,000	95,221
NCR 144A 5.125% 4/15/29 #	140,000	134,756
NXP
144A 3.125% 2/15/42 #	110,000	94,910
144A 5.55% 12/1/28 #	90,000	98,797

VMware 1.80% 8/15/28	325,000	288,912

4    NQ-FL9 [3/22] 5/22 (2218554)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Workday
3.50% 4/1/27	20,000	$ 20,008
3.70% 4/1/29	35,000	35,110
3.80% 4/1/32	35,000	34,977
		3,222,655
Transportation — 1.78%
Air Canada 144A 3.875% 8/15/26 #	140,000	132,299
Burlington Northern Santa Fe 2.875% 6/15/52	30,000	26,643
Canadian Pacific Railway 3.00% 12/2/41	100,000	90,169
Delta Air Lines 144A 7.00% 5/1/25 #	204,000	218,674
Mileage Plus Holdings 144A 6.50% 6/20/27 #	160,000	167,000
Norfolk Southern 3.15% 6/1/27	95,000	94,493
Seaspan 144A 5.50% 8/1/29 #	120,000	112,447
Union Pacific 3.375% 2/14/42	20,000	19,372
		861,097
Utilities — 0.21%
Essential Utilities
3.351% 4/15/50	100,000	89,284
4.276% 5/1/49	12,000	12,571
		101,855
Total Corporate Bonds (cost $47,832,481)		44,272,391

Municipal Bonds — 0.49%
Commonwealth of Puerto Rico
Series C 2.646% 11/1/43	35,132	18,928
Series A12.986% 7/1/24^	3,620	3,305
Series A14.00% 7/1/33	7,036	6,887
Series A14.00% 7/1/35	6,325	6,122
Series A14.00% 7/1/37	5,428	5,229
Series A14.00% 7/1/41	7,380	7,036
Series A14.00% 7/1/46	7,675	7,253
Series A14.362% 7/1/33^	9,055	5,243
Series A15.25% 7/1/23	7,858	8,052
Series A15.375% 7/1/25	7,836	8,275
Series A15.625% 7/1/27	7,765	8,490
Series A15.625% 7/1/29	7,640	8,535
Series A15.75% 7/1/31	7,420	8,470

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	144,213	135,560
Total Municipal Bonds (cost $242,772)		237,385

	Principal amount°	Value (US $)

Loan Agreements — 2.69%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	108,625	$ 107,030
Applied Systems 1st Lien 4.00% LIBOR03M + 3.00% 9/19/24 •	118,616	118,001
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	118,800	116,573
Ensemble RCM 4.049% (LIBOR03M + 3.75%) 8/3/26 •	113,544	113,260
Gates Global Tranche B-3 3.25% (LIBOR01M + 2.50%) 3/31/27 •	118,500	117,146
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M + 1.75%) 3/15/28 •	108,900	108,002
Informatica 3.25% (LIBOR01M + 2.75%) 10/27/28 •	115,000	113,850
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR03M + 2.75%) 9/23/26 •	97,209	96,594
RealPage 1st Lien 3.75% LIBOR01M + 3.25% 4/24/28 •	119,400	118,236
Reynolds Group Holdings Tranche B-2 3.707% (LIBOR01M + 3.25%) 2/5/26 •	113,563	110,764
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	179,297	178,714
Total Loan Agreements (cost $1,313,567)		1,298,170

US Treasury Obligation — 0.99%
US Treasury Note 1.875% 2/15/32	500,000	480,234
Total US Treasury Obligation (cost $477,862)		480,234
	Number of shares
Short-Term Investments — 2.93%
Money Market Mutual Funds — 2.93%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	354,407	354,407
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	354,406	354,406
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	354,406	354,406
NQ-FL9 [3/22] 5/22 (2218554)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	354,407	$ 354,407
Total Short-Term Investments (cost $1,417,626)		1,417,626

Total Value of Securities—99.12% (cost $51,458,629)		47,881,495
Receivables and Other Assets Net of Liabilities—0.88%		422,961
Net Assets Applicable to 4,867,797 Shares Outstanding—100.00%		$48,304,456
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $11,217,223, which represents 23.22% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
USD – US Dollar

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